Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2022	31 December 2021
	£m	£m
Guarantees given to third parties	428	363
Formal standby facilities, credit lines and other commitments	37,224	37,346
	37,652	37,709